Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Although we do not have a formal policy or obligation to grant equity awards to our employees, including our Named Executive Officers, and non-employee
directors on specific dates, we apply a consistent approach in our equity award practices by granting annual equity awards to our NEOs and non-employee
directors at or around the same time each year. In addition, the Compensation Committee may grant equity awards at any time during the year it deems appropriate, including with respect to new hires or employment transitions. Generally, grants of equity awards to our employees, including our NEOs, are approved by the Compensation Committee, and the grant date of these awards is the date following approval of the award by the Compensation Committee that the grant recipient is notified of the grant.
The Compensation Committee attempts to grant equity awards during periods when we do not have material non-public
information (“MNPI”) that could impact the market price of our common stock. The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards, and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation. During 2025, none of our Named Executive Officers were granted any options to purchase shares of our common stock.
The Compensation Committee and senior management monitor the Company’s equity award grant practices to evaluate whether such practices comply with all applicable rules and regulations and are consistent with good corporate practices.

Award Timing Method	In addition, the Compensation Committee may grant equity awards at any time during the year it deems appropriate, including with respect to new hires or employment transitions. Generally, grants of equity awards to our employees, including our NEOs, are approved by the Compensation Committee, and the grant date of these awards is the date following approval of the award by the Compensation Committee that the grant recipient is notified of the grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards, and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation. During 2025, none of our Named Executive Officers were granted any options to purchase shares of our common stock.
MNPI Disclosure Timed for Compensation Value	false